CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	£ 10,912	£ 9,274	£ 11,318
Other income	1,995	2,035	1,516
Total income	34,237	39,611	23,150
Operating expenses	(12,346)	(12,627)	(15,387)
Trading surplus	6,313	4,640	2,034
Profit before tax	5,625	3,888	1,644
Taxation	1,728	1,724	688
Profit for the year	3,897	2,164	956
Company [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	(121)	66	276
Other income	2,792	3,618	983
Total income	2,671	3,684	1,259
Total income, net of insurance claims	2,671	3,684	1,259
Operating expenses	(255)	(221)	(290)
Trading surplus	2,416	3,463	969
Profit before tax	2,416	3,463	969
Taxation	(17)	(328)	(72)
Profit for the year	2,399	3,135	897
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	5,829	4,883	4,170
Other income	7,642	5,489	16,057
Total income	13,471	10,372	20,227
Total income, net of insurance claims	13,471	10,372	20,227
Operating expenses	(7,201)	(7,722)	(8,994)
Trading surplus	6,270	2,650	11,233
Impairment	(462)	(620)	(265)
Profit before tax	5,808	2,030	10,968
Taxation	(529)	(77)	(57)
Profit for the year	5,279	1,953	10,911
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	5,360	4,661	7,129
Other income	22,553	30,349	10,035
Total income	27,913	35,010	17,164
Insurance claims	(15,578)	(22,344)	(5,729)
Total income, net of insurance claims	12,335	12,666	11,435
Operating expenses	(6,939)	(6,380)	(6,948)
Trading surplus	5,396	6,286	4,487
Impairment	(281)	(239)	(222)
Profit before tax	5,115	6,047	4,265
Taxation	(1,153)	(1,815)	(803)
Profit for the year	3,962	4,232	3,462
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	(156)	(336)	(257)
Other income	(9,662)	(9,119)	(15,243)
Total income	(9,818)	(9,455)	(15,500)
Total income, net of insurance claims	(9,818)	(9,455)	(15,500)
Operating expenses	2,049	1,696	845
Trading surplus	(7,769)	(7,759)	(14,655)
Impairment	55	107	97
Profit before tax	(7,714)	(7,652)	(14,558)
Taxation	(29)	496	244
Profit for the year	(7,743)	(7,156)	(14,314)
Group [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	10,912	9,274	11,318
Other income	23,325	30,337	11,832
Total income	34,237	39,611	23,150
Insurance claims	(15,578)	(22,344)	(5,729)
Total income, net of insurance claims	18,659	17,267	17,421
Operating expenses	(12,346)	(12,627)	(15,387)
Trading surplus	6,313	4,640	2,034
Impairment	(688)	(752)	(390)
Profit before tax	5,625	3,888	1,644
Taxation	(1,728)	(1,724)	(688)
Profit for the year	£ 3,897	£ 2,164	£ 956